Prospect Enhanced Yield Fund
Schedule of Investments
March 31, 2026 (Unaudited)
Principal
Amount Investments
Acquisition
Date
Maturity
Date
Fair Value
Level 3
Amortized
Cost
% Value of
Net Assets
COLLATERALIZED LOAN OBLIGATIONS - DEBT
(a)
— 103.48%
$ 1,000,000 AGL CLO 11 Ltd., Series 11A,
Class ER, 9.97% (TSFR3M +
630BPS)
(b)(c)(d)
9/10/25 10/15/38 $ 927,500 $ 1,000,000 3.19%
1,000,000 Allegro CLO XII Ltd., Class
E1R Notes, 11.07% (TSFR3M +
740BPS)
(b)(c)(d)
8/13/25 7/21/37 945,200 1,003,079 3.25%
1,000,000 AMMC CLO 33 Ltd., Series
33A, Class E, 9.66% (TSFR3M
+ 600BPS)
(b)(c)(d)(e)
11/25/25 1/20/39 985,600 1,000,000 3.39%
1,000,000 Anchorage Capital Clo 34 Ltd.,
Series 34A, Class E, 9.57%
(TSFR3M + 590BPS)
(b)(c)(d)
11/21/25 1/15/39 980,800 1,000,000 3.37%
1,250,000 Ares XXVII CLO Ltd., Series
2A, Class ER3, 10.42%
(TSFR3M + 675BPS)
(b)(c)(d)
8/7/25 10/28/34 1,172,375 1,250,001 4.03%
1,000,000 Ballyrock CLO 17 Ltd., Series
17A, Class DR, 9.77% (TSFR3M
+ 610BPS)
(b)(c)(d)(e)
10/22/25 10/20/38 961,300 1,000,000 3.31%
1,000,000 Barings CLO Ltd. 2019-I, Series
1A, Class ER2, 9.67% (TSFR3M
+ 600BPS)
(b)(c)(d)
9/29/25 10/15/38 960,900 1,000,000 3.30%
692,000 BBAM US CLO Ltd., Series 3A,
Class DR, 8.87%
(b)(c)(d)
2/10/26 10/15/38 668,126 674,799 2.30%
1,000,000 Beechwood Park CLO Ltd.,
Series 1A, Class ERR, 9.97%
(TSFR3M + 630BPS)
(b)(c)(d)
10/31/25 1/17/35 929,600 1,000,000 3.20%
1,000,000 BlueMountain CLO XXIII Ltd.,
Series 23A, Class ER, 11.65%
(TSFR3M + 798BPS)
(b)(c)(d)
8/25/25 7/20/37 945,400 1,000,000 3.25%
1,000,000 Carlyle US CLO 2017-2 Ltd.,
Series 2A, Class ER2, 11.23%
(TSFR3M + 756BPS)
(b)(c)(d)
8/11/25 7/20/37 976,900 1,006,651 3.36%
1,000,000 Carlyle US CLO 2020-2 Ltd.,
Series 2A, Class DR2, 9.67%
(TSFR3M + 600BPS)
(b)(c)(d)
1/26/26 1/25/35 943,300 1,000,000 3.24%
1,000,000 Carlyle US CLO 2026-2 Ltd.,
Series 2A, Class E, 9.71%
(TSFR3M + 604BPS)
(b)(c)(d)
3/11/26 4/20/39 1,000,000 990,000 3.44%
1,000,000 Cedar Funding X CLO Ltd.,
Series 10A, Class ER2, 10.42%
(TSFR3M + 675BPS)
(b)(c)(d)
10/16/25 10/20/37 916,000 997,547 3.15%
600,000 CQS US CLO 5 Ltd., Series
5A, Class E, 9.61% (TSFR3M +
580BPS)
(b)(c)(d)
12/15/25 1/17/39 591,720 595,551 2.03%

Prospect Enhanced Yield Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
Principal
Amount Investments
Acquisition
Date
Maturity
Date
Fair Value
Level 3
Amortized
Cost
% Value of
Net Assets
$ 1,000,000 CQS US Clo 6 Ltd., Series 6A,
Class E, 10.54% (TSFR3M +
650BPS)
(b)(c)(d)
2/17/26 3/31/39 $ 980,800 $ 990,025 3.37%
1,000,000 Dryden 90 CLO Ltd., Series
90A, Class ER, 9.55% (TSFR3M
+ 590BPS)
(b)(c)(d)(e)
9/29/25 11/15/38 970,600 1,000,000 3.34%
500,000 Elmwood CLO VII, LTD., Series
4A, Class ERR, 9.57% (TSFR3M
+ 590BPS)
(b)(c)(d)
11/12/25 10/17/37 466,650 491,399 1.60%
457,000 Empower CLO 2024-1 Ltd.,
Series 1A, Class E, 10.17%
(TSFR3M + 650BPS)
(b)(c)(d)
1/13/26 4/25/37 426,884 457,330 1.47%
1,175,000 Generate CLO 8 Ltd., Series 8A,
Class ER2, 10.02% (TSFR3M +
635BPS)
(b)(c)(d)
9/11/25 1/20/38 1,079,590 1,173,564 3.71%
1,000,000 Great Lakes CLO IX Ltd., Series
9A, Class E, 10.47% (TSFR3M
+ 680BPS)
(b)(c)(d)
11/24/25 1/15/39 967,600 1,000,000 3.33%
1,100,000 KKR CLO 48 Ltd., Series 48A,
Class ER, 9.76% (TSFR3M +
609BPS)
(b)(c)(d)(e)
9/18/25 10/20/38 1,034,330 1,089,377 3.56%
1,000,000 KKR Financial CLO Ltd.,
Series 30A, Class ER2, 10.53%
(TSFR3M + 686BPS)
(b)(c)(d)
8/8/25 4/17/37 918,900 992,706 3.16%
1,000,000 Madison Park Funding XLII
Ltd., Series 13A, Class ER2,
9.62% (TSFR3M + 595BPS)
(b)
(c)(d)
9/17/25 11/21/30 969,400 1,000,000 3.33%
1,000,000 Madison Park Funding XLVII
Ltd., Series 47A, Class ER,
10.32% (TSFR3M + 665BPS)
(b)
(c)(d)
1/21/26 4/19/37 882,500 1,000,390 3.03%
800,000 Maranon Loan Funding Ltd.,
Series 25-1A, Class E, 10.67%
(TSFR3M + 700BPS)
(b)(c)(d)
8/21/25 10/15/37 778,800 800,000 2.68%
1,000,000 Oaktree CLO 2022-1 Ltd., Series
1A, Class ER, 9.67% (TSFR3M
+ 600BPS)
(b)(c)(d)(e)
9/22/25 7/15/38 925,200 996,816 3.18%
1,000,000 Regatta VII Funding Ltd.,
Series 1A, Class ER3, 10.09%
(TSFR3M + 640BPS)
(b)(c)(d)
9/19/25 6/20/34 946,100 1,000,000 3.25%
1,000,000 Rockford Tower CLO 2019-2
Ltd., Series 2A, Class E, 9.97%
(TSFR3M + 631BPS)
(b)(c)(d)
9/4/25 8/20/32 926,600 985,853 3.19%
1,000,000 Silver Point CLO 15 Ltd., Series
6A, Class 15A, 8.97% (TSFR3M
+ 530BPS)
(b)(c)(d)
3/4/26 1/15/39 955,900 927,711 3.29%

Prospect Enhanced Yield Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
Principal
Amount Investments
Acquisition
Date
Maturity
Date
Fair Value
Level 3
Amortized
Cost
% Value of
Net Assets
$ 1,000,000 Sixth Street CLO 32 Ltd., Series
32A, Class E, 9.67% (TSFR3M
+ 600BPS)
(b)(c)(d)(d)
3/11/26 4/21/39 $ 1,000,000 $ 1,000,000 3.44%
1,000,000 TCP Whitney CLO Ltd., Series
17-1A, Class ER2, 11.41%
(TSFR3M + 775BPS)
(b)(c)(d)
8/22/25 11/20/37 961,100 1,000,000 3.30%
1,000,000 Voya CLO 2013-3 Ltd., Series
3A, Class DR, 9.83% (TSFR3M
+ 590BPS)
(b)(c)(d)
9/17/25 10/18/31 1,001,600 1,000,000 3.44%
Total Collateralized Loan Obligations -
Debt (Cost $31,422,799) 30,097,275 31,422,799 103.48%
Principal
Amount Investments
Acquisition
Date
Maturity
Date
Fair Value
Level 3
Amortized
Cost
% Value of
Net Assets
ASSET BACKED SECURITIES
(a)
— 6.02%
1,750,000 Pagaya AI Debt Selection Trust,
Series 2026-1 , Class E, 9.23%,
9/15/33
(b)(c)(d)(e)
1/30/26 9/15/33 1,749,650 1,750,000 6.02%
Total Asset Backed Securities
(Cost $1,750,000) 1,749,650 1,750,000 6.02%
Shares Investments
Acquisition
Date
Fair Value
Level 1
Amortized
Cost
% Value of
Net Assets
MONEY MARKET FUNDS — 10.45%
3,038,068 First American Treasury
Obligations Fund, Class X,
3.59%
(f)
8/7/25 3,038,068 3,038,068 10.45%
Total Money Market Funds
(Cost $3,038,068) 3,038,068 3,038,068 10.45%
Total Investments — 119.95%
(Cost $36,210,867) 34,884,993 36,210,867 119.95%
Liabilities in Excess of Other
Assets  — (19.95)% (5,801,876)
NET ASSETS — 100.00% $ 29,083,117

Prospect Enhanced Yield Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
Principal
Amount ($) Counterparty Acquired Date Interest (%) Maturity Fair Value
Fair Value
Plus Interest
REVERSE REPURCHASE AGREEMENTS
$ (657,000)
Lucid Prime
Fund LLC 3/12/26 4.98% 4/16/26 $ (657,000) $ (6 58,816 )
(658,000)
Lucid Prime
Fund LLC 3/12/26 4.98% 4/16/26 (658,000) (659,819)
(688,000)
Royal Bank of
Canada 2/3/26 4.81% 8/3/26 (688,000) (693,242)
(676,000)
Royal Bank of
Canada 2/10/26 4.78% 8/10/26 (676,000) (680,489)
(664,000)
Royal Bank of
Canada 3/2/26 5.00% 9/2/26 (664,000) (666,767)
(1,150,000)
Royal Bank of
Canada 3/2/26 5.00% 9/2/26 (1,150,000) (1,154,792)
TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $4,493,000)
(a) The interest rate on these investments is subject to the base rate of 3-Month Term SOFR (TSFR3M), which was 3.68% as of March 31, 2026. The current base rate for each investment may be different from the reference rate on March 31, 2026.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of March 31, 2026, the total fair value of 144A securities was $31,846,925, which represents 109.50%
of net assets.
(c) Securities exempt from registration under the Securities Act of 1933 and are deemed to be “restricted"
securities. As of March 31, 2026, the total fair value of these securities was $31,846,925, which represents
109.50% of net assets.
(d) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a fair value of $6,511,250 have been pledged as collateral for reverse repurchase agreements.
(f) Rate disclosed is the seven day effective yield as of March 31, 2026.